Share-based awards- Expense by function (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Share-based awards
Share-based compensation expense	¥ 15,995	¥ 16,082	¥ 13,028
Cost of revenue
Share-based awards
Share-based compensation expense	3,893	4,003	4,176
Product development expenses
Share-based awards
Share-based compensation expense	5,712	5,703	3,876
Sales and marketing expenses
Share-based awards
Share-based compensation expense	1,772	1,963	1,235
General and administrative expenses
Share-based awards
Share-based compensation expense	4,618	4,413	3,741
Share based awards relating to Ant Financial Services
Share-based awards
Unamortized compensation costs	¥ 1,039
Weighted average period over which unamortized compensation costs expected be recognized	1 year 7 months 6 days
Share-based compensation expense	¥ 2,188	¥ 5,506	¥ 3,788